September 1, 2005
VIA FEDERAL EXPRESS AND EDGAR
U.S. Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
100 F St., N.E.
Washington, D.C. 20549
Attention: Carrie Darling

Re:	Holly Energy Partners, L.P.
Registration Statement on Form S-4 filed July 28, 2005
File No. 333-126985
Dear Ms. Darling,
     On behalf of Holly Energy Partners, L.P., a Delaware limited partnership, and Holly Energy Finance Corp., a Delaware corporation (together, the “Issuers”), we hereby submit to you Amendment No. 1 (the “Amendment”) to the Issuers’ Registration Statement on Form S-4 originally filed with the Securities and Exchange Commission (the “Commission”) on July 28, 2005 (the “Registration Statement”). By this letter, on behalf of the Issuers, we provide responses to the comments of the staff of the Commission (the “Staff”) in its letter dated August 26, 2005 (the “Comment Letter”) relating to the Issuers’ Registration Statement. For ease of reference, the headings and numbered paragraphs below correspond to the headings and numbered comments in the Comment Letter, with the Staff’s comments presented in bold italicized text, each of which is followed by the Issuers’ response. We are also forwarding, via Federal Express, a copy of this letter and three (3) courtesy copies of the Amendment as filed on September 1, 2005 marked to show changes to the Registration Statement.

Vinson & Elkins LLP Attorneys at Law Austin Beijing Dallas Dubai Houston London Moscow New York Shanghai Tokyo Washington	Trammell Crow Center, 2001 Ross Avenue, Suite 3700 Dallas, TX 75201-2975 Tel 214.220.7700 Fax 214.220.7716 www.velaw.com

September 1, 2005 Page 2
General
1.	The staff notes that you are registering the new notes in reliance on the staff’s position enunciated in Exxon Capital Holdings Corporation (available April 13, 1989), Morgan Stanley & Co. Incorporated (available June 5, 1991) regarding resales, and Shearman & Sterling (available July 2, 1993) with respect to the participation of broker-dealers. Accordingly, with the next amendment please provide a supplemental letter to the staff stating that the issuer is registering the exchange offer in reliance on the staff’s position in those letters and including the statements and representations substantially in the form set forth in the Morgan Stanley and Shearman & Sterling letters.
     In response to the Staff’s request, the Issuers have provided the supplemental letter requested by the Staff along with the Amendment under separate cover addressed to Ms. Carrie Darling with the Commission and via EDGAR. The supplemental letter sets forth the information requested by the Staff, including (a) the Issuers’ reliance on the aforementioned no-action letters and (b) the statements and representations substantially in the form set forth in the Morgan Stanley and Shearman & Sterling no-action letters.
2.	We note that you have left blank the expiration date of the offer pending effectiveness of this registration statement. We also note your disclosure on page 20 regarding the 20 business days. Since your offer expires at 5:00 p.m. Eastern time, be aware that if it terminates on the 20th business day after commencement, you will not satisfy the requirements of Rule 14e-1(a). Please confirm that the offer will be open at least through midnight on the twentieth business day. See Rule 14d-1(g)(3). Further, please confirm that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.
     In response to the Staff’s comment, we hereby confirm on behalf of the Issuers that the exchange offer will be open at least through midnight on the twentieth business day after commencement. The Issuers have revised all relevant portions of the prospectus to reflect an expiration time of 9:00 a.m. Eastern time on the expiration date, with such expiration date being 21 business days after commencement. Additionally, we hereby confirm on behalf of the Issuers that the expiration date of the exchange offer will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

September 1, 2005 Page 3
Extensions, Delays in Acceptance, Termination or Amendment, page 21.
3.	The third paragraph of this section states that the company reserves the right, in its sole discretion, to delay accepting the outstanding Notes. While you may delay acceptance of tendered Notes if you extend the offer, you may not, consistent with your prompt payment obligation under Rule 14e-1(c), delay acceptance once the offer has terminated. Please revise or advise.
     In response to the Staff’s request, we have revised the applicable disclosure on page 22 of the prospectus to clarify that the Issuers may only delay acceptance of the outstanding notes prior to the termination of the exchange offer.
4.	We note your disclosure reserving the right to amend the exchange offer, in the first full paragraph on page 22, and that you are generally required to extend the offering period for any material change, including the waiver of a material condition. Please revise to state that you are generally required to extend the offering period for any material change, so at least five business days remain in the offer after the change.
     In response to the Staff’s request, we have revised the applicable disclosure on page 22 of the prospectus to state that if the Issuers amend the exchange offer in a manner that constitutes a material change, the Issuers will extend the exchange offer period as necessary so that at least five business days remain after the date of a prospectus supplement or post-effective amendment distributed to the registered holders of the outstanding notes disclosing such material change.
Annex A: Letter of Transmittal
5.	Delete the language in the letter of transmittal requiring the note holder to acknowledge that he/she has “reviewed” the prospectus and all of the terms of the exchange offer.
     In response to the Staff’s request, we have revised the language in the letter of transmittal to eliminate the note holders’ acknowledgement of “review” of the prospectus and all of the terms of the exchange offer.
Additional Comments
     In addition to the responses listed above, in response to the Staff’s telephonic request on August 30, 2005, we have revised the Exhibit 5.1 opinion to include the laws of the State of Texas and have refiled the Exhibit 5.1 opinion with the Amendment.

September 1, 2005 Page 4
     Thank you for your assistance with this filing. If you have any questions or comments regarding the foregoing responses or the Amendment, please contact the undersigned at your convenience at 214.220.7972.
Sincerely,
/s/ Christopher R. Rowley
Christopher R. Rowley

cc:	Steven J. McDonnell, Holly Energy Partners, L.P.
P. Dean Ridenour, Holly Energy Partners, L.P.
Erin O. Royston, Holly Energy Partners, L.P.
Alan J. Bogdanow, Vinson & Elkins L.L.P.
Catherine S. Gallagher, Vinson & Elkins L.L.P.